Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Gross Carrying Amounts of Loans, Acceptance and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings) (Details) - CAD ($)
$ in Millions
	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 946,314		$ 921,073
Allowance for loan losses	7,811		7,136	$ 6,784
Trading loans at fair value	21,000		17,000
Non-trading loans at fair value	3,000		3,000
Loan and acceptances, net of allowance	938,503		913,937
Total loans	75,841		69,865
Total allowance for loan losses	7,811		7,136
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Total allowance for loan losses
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	851,079		839,961
Allowance for loan losses	2,481		2,673	2,618
Loan and acceptances, net of allowance	848,598		837,288
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	91,065		77,722
Allowance for loan losses	4,065		3,435	3,179
Loan and acceptances, net of allowance	87,000		74,287
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,170		3,390
Allowance for loan losses	1,265		1,028	987
Loan and acceptances, net of allowance	2,905		2,362
Default [member] | Stage 3, Acquired Credit-Impaired Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans			91
Allowance for loan losses			6
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	329,262		320,341
Allowance for loan losses	385	$ 403	403	378	$ 334	$ 323
Loan and acceptances, net of allowance	328,877		319,938
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	299,882		296,139
Allowance for loan losses	129	129	154	159	116	127
Loan and acceptances, net of allowance	299,753		295,985
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	28,680		23,524
Allowance for loan losses	198	214	192	163	169	140
Loan and acceptances, net of allowance	28,482		23,332
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	700		678
Allowance for loan losses	58	$ 60	57	56	$ 49	$ 56
Loan and acceptances, net of allowance	642		621
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	238,060		225,642
Residential mortgages [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	237,386		225,596
Residential mortgages [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	674		46
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	77,550		81,747
Residential mortgages [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	62,259		70,423
Residential mortgages [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	15,291		11,324
Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,826		9,691
Residential mortgages [member] | Medium risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	230		110
Residential mortgages [member] | Medium risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,596		9,581
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,456		2,908
Residential mortgages [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7		10
Residential mortgages [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,119		2,573
Residential mortgages [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	330		325
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	370		353
Residential mortgages [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	370		353
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	224,323		217,554
Allowance for loan losses	2,025		1,809	1,707
Loan and acceptances, net of allowance	222,298		215,745
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	193,704		189,542
Allowance for loan losses	663		653	654
Loan and acceptances, net of allowance	193,041		188,889
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	29,700		27,204
Allowance for loan losses	1,124		959	876
Loan and acceptances, net of allowance	28,576		26,245
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	919		808
Allowance for loan losses	238		197	177
Loan and acceptances, net of allowance	681		611
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	102,308		102,380
Consumer instalment and other personal [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	99,678		100,102
Consumer instalment and other personal [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,630		2,278
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	75,972		74,023
Consumer instalment and other personal [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	63,039		60,613
Consumer instalment and other personal [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,933		13,410
Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	33,318		30,521
Consumer instalment and other personal [member] | Medium risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	26,868		24,705
Consumer instalment and other personal [member] | Medium risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,450		5,816
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,194		10,145
Consumer instalment and other personal [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,119		4,122
Consumer instalment and other personal [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,687		5,700
Consumer instalment and other personal [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	388		323
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	531		485
Consumer instalment and other personal [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	531		485
Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	40,517		38,660
Allowance for loan losses	2,046		1,934	1,811
Loan and acceptances, net of allowance	38,471		36,726
Credit Card 1 [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	34,140		32,548
Allowance for loan losses	695		709	687
Loan and acceptances, net of allowance	33,445		31,839
Credit Card 1 [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,845		5,598
Allowance for loan losses	979		913	849
Loan and acceptances, net of allowance	4,866		4,685
Credit Card 1 [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	532		514
Allowance for loan losses	372		312	$ 275
Loan and acceptances, net of allowance	160		202
Credit Card 1 [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,001		6,511
Credit Card 1 [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,987		6,499
Credit Card 1 [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14		12
Credit Card 1 [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,686		11,305
Credit Card 1 [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,503		11,171
Credit Card 1 [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	183		134
Credit Card 1 [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,957		13,474
Credit Card 1 [member] | Medium risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,832		12,311
Credit Card 1 [member] | Medium risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,125		1,163
Credit Card 1 [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,758		7,257
Credit Card 1 [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,818		2,567
Credit Card 1 [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,523		4,289
Credit Card 1 [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	417		401
Credit Card 1 [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	115		113
Credit Card 1 [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	115		113
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	352,212		344,518
Allowance for loan losses	3,355		2,990
Loan and acceptances, net of allowance	348,857		341,528
Business and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	323,353		321,732
Allowance for loan losses	994		1,157
Loan and acceptances, net of allowance	322,359		320,575
Business and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	26,840		21,396
Allowance for loan losses	1,764		1,371
Loan and acceptances, net of allowance	25,076		20,025
Business and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,019		1,390
Allowance for loan losses	597		462
Loan and acceptances, net of allowance	1,422		928
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,936		1,315
Business and government [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,936		1,315
Business and government [member] | Investment Grade Or Low Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	159,621		159,578
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	159,512		159,477
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	109		101
Business and government [member] | Non Investment Grade Or Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	174,188		171,929
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	163,142		161,651
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,046		10,278
Business and government [member] | Watch And Classified Or High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	16,467		11,696
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	699		604
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	15,685		11,017
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	83		75
Business and government [member] | Non Investment Grade Or Lower Risk [Member] | Canadian Government Insured [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,000		7,000
Business and government [member] | Non Investment Grade Or Lower Risk [Member] | Guaranteed by government agencies [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	25,000		26,000
Business And Government And Residential Mortgage [Member] | With No Allowance For Loan Losses [Member] | Impaired Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	212		271
Business And Government And Residential Mortgage [Member] | Insured [Member] | Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	72,000		74,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	772,759		742,146
Allowance for off-balance sheet credit instruments	1,023		1,049
Total off-balance sheet credit instruments, net of allowance	771,736		741,097
Off-balance sheet credit risks [member] | Retail Exposures [Member] | Personal Lines Of Credit And Credit Card Lines Cancellable And Banks Discretion [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	378,000		369,000
Off-balance sheet credit risks [member] | Non Retail Exposures [Member] | Undrawn Component Of Uncommitted Credit And Liquidity Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	65,000		62,000
Off-balance sheet credit risks [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	757,881		729,003
Allowance for off-balance sheet credit instruments	428		476
Total off-balance sheet credit instruments, net of allowance	757,453		728,527
Off-balance sheet credit risks [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	14,684		13,036
Allowance for off-balance sheet credit instruments	582		565
Total off-balance sheet credit instruments, net of allowance	14,102		12,471
Off-balance sheet credit risks [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	194		107
Allowance for off-balance sheet credit instruments	13		8
Total off-balance sheet credit instruments, net of allowance	181		99
Off-balance sheet credit risks [member] | Low risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	263,825		255,324
Off-balance sheet credit risks [member] | Low risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	262,464		254,231
Off-balance sheet credit risks [member] | Low risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,361		1,093
Off-balance sheet credit risks [member] | Normal risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	94,181		92,586
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	92,910		91,474
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,271		1,112
Off-balance sheet credit risks [member] | Medium risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	19,800		20,853
Off-balance sheet credit risks [member] | Medium risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	18,601		19,774
Off-balance sheet credit risks [member] | Medium risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,199		1,079
Off-balance sheet credit risks [member] | High risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,382		2,407
Off-balance sheet credit risks [member] | High risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,157		1,209
Off-balance sheet credit risks [member] | High risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,225		1,198
Off-balance sheet credit risks [member] | High risk [member] | Stage 3 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0		0
Off-balance sheet credit risks [member] | Default [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0		0
Off-balance sheet credit risks [member] | Default [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	194		107
Off-balance sheet credit risks [member] | Default [member] | Stage 3 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0		0
Off-balance sheet credit risks [member] | Default [member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	194		107
Off-balance sheet credit risks [member] | Investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	282,548		264,029
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	282,548		264,029
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0		0
Off-balance sheet credit risks [member] | Non investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	105,107		102,464
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	99,945		98,068
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	5,162		4,396
Off-balance sheet credit risks [member] | Watch and classified [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	4,722		4,376
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	256		218
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	4,466		4,158
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	$ 0		$ 0